UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-04725
                                                     ---------

                         Phoenix Investment Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


               Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,           John H. Beers, Esq.
      Counsel and Secretary for Registrant       Vice President and Counsel
         Phoenix Life Insurance Company        Phoenix Life Insurance Company
                One American Row                      One American Row
             Hartford, CT 06103-2899               Hartford, CT 06103-2899
      -----------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: October 31, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





--------------------------------------------------------------------------------
                                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------



     SEMIANNUAL REPORT

   -----------------------------------------------------------------------------

      > PHOENIX GLOBAL UTILITIES FUND

      > PHOENIX INCOME & GROWTH FUND














                                           [LOGO OMITTED]?
     TRUST NAME: PHOENIX INVESTMENT        WOULDN'T YOU RATHER
     SERIES FUND                           HAVE THIS DOCUMENT
                                           E-MAILED TO YOU?

                                           Eligible shareholders can sign up for
     [LOGO OMITTED] PHOENIXFUNDS(SM)       E-Delivery at PhoenixFunds.com

       -------------------------------------------------------------------

        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

       -------------------------------------------------------------------








This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

     This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended October 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

     At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

     I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

     These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

     When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

     Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

NOVEMBER 2006

TABLE OF CONTENTS


Glossary.....................................................................  3

Phoenix Global Utilities Fund................................................  4

Phoenix Income & Growth Fund................................................. 10

Notes to Financial Statements................................................ 25

RESULTS OF SHAREHOLDER MEETING............................................... 29









--------------------------------------------------------------------------------

   PROXY VOTING INFORMATION (FORM N-PX)

   The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


   FORM N-Q INFORMATION

   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association

REITS
Real estate investment trusts are typically publicly traded companies that own, develop, and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX GLOBAL UTILITIES FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Global Utilities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.


ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of invest-ing in your Fund and other funds. To do so, compare these 5% hypo-thetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                                 Beginning          Ending        Expenses Paid
  Global Utilities Fund        Account Value     Account Value        During
         Class A              April 30, 2006   October 31, 2006       Period*
------------------------     ----------------  ----------------   -------------
Actual                           $1,000.00        $1,139.90           $ 6.20
Hypothetical (5% return
  before expenses)                1,000.00         1,019.43             5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                 Beginning          Ending        Expenses Paid
  Global Utilities Fund        Account Value     Account Value        During
         Class C              April 30, 2006   October 31, 2006       Period*
------------------------     ----------------  ----------------   -------------
Actual                           $1,000.00        $1,134.00           $10.19
Hypothetical (5% return
  before expenses)                1,000.00         1,015.62             9.68

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Global Utilities Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

            [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]


     Electric Utilities                 41%
     Multi-Utilities                    35
     Integrated Telecommunication
     Services                           20
     Wireless Telecommunication
     Services                            2
     Gas Utilities                       1
     Other                               1


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006
                                   (UNAUDITED)


                                                         SHARES     VALUE
                                                         ------  -----------
DOMESTIC COMMON STOCKS--63.2%

ELECTRIC UTILITIES--26.7%
DPL, Inc. .............................................   8,730  $   250,726
Entergy Corp. .........................................  11,990    1,029,102
Exelon Corp. ..........................................  17,780    1,102,004
FirstEnergy Corp. .....................................  17,830    1,049,295
FPL Group, Inc. .......................................  13,490      687,990
Northeast Utilities ...................................  15,530      388,405
PPL Corp. .............................................  15,490      534,715
Progress Energy, Inc. .................................  12,000      552,000
Southern Co. (The) ....................................  26,640      969,696
                                                                 -----------
                                                                   6,563,933
                                                                 -----------
GAS UTILITIES--1.0%
Atmos Energy Corp. ....................................   8,220      252,601

INTEGRATED TELECOMMUNICATION SERVICES--8.4%
AT&T, Inc. ............................................  10,970      375,722
Citizens Communications Co. ...........................  27,030      396,260
Consolidated Communications Holdings, Inc. ............  28,700      528,080
Verizon Communications, Inc. ..........................   9,610      355,570
Windstream Corp. ......................................  30,940      424,497
                                                                 -----------
                                                                   2,080,129
                                                                 -----------
MULTI-UTILITIES--27.1%
Alliant Energy Corp. ..................................   6,960      266,916
Ameren Corp. ..........................................  12,730      688,693
CenterPoint Energy, Inc. ..............................  18,160      281,117
Consolidated Edison, Inc. .............................   9,890      478,181
Dominion Resources, Inc. ..............................   6,540      529,675


                                                         SHARES     VALUE
                                                         ------  -----------
MULTI-UTILITIES--CONTINUED
Duke Energy Corp. .....................................  33,864  $ 1,071,457
NSTAR .................................................  10,800      375,732
PG&E Corp. ............................................  19,810      854,603
Public Service Enterprise Group, Inc. .................  10,860      663,003
SCANA Corp. ...........................................   7,870      314,485
Sempra Energy .........................................  10,380      550,555
TECO Energy, Inc. .....................................  16,450      271,261
Xcel Energy, Inc. .....................................  14,530      320,677
                                                                 -----------
                                                                   6,666,355
                                                                 -----------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $14,060,440)                                     15,563,018
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--33.5%

ELECTRIC UTILITIES--12.7%
E.ON AG (Germany) .....................................   4,390      524,832
Endesa SA (Spain) .....................................  13,220      586,161
Enel S.p.A. (Italy) ...................................  59,460      570,687
Fortum Oyj (Finland) ..................................  16,790      462,014
Scottish and Southern Energy plc (United Kingdom) .....  27,130      680,023
Scottish Power plc (United Kingdom) ...................  24,650      307,284
                                                                 -----------
                                                                   3,131,001
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--11.9%
BCE, Inc. (Canada) ....................................  13,770      389,416
BT Group plc Sponsored ADR (United Kingdom) ...........  10,780      576,946


                        See Notes to Financial Statements                      5

Phoenix Global Utilities Fund


                                                         SHARES     VALUE
                                                         ------  -----------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
Chunghwa Telecom Co. Ltd. Sponsored ADR
(Taiwan) ..............................................  30,650  $   560,581

Koninklijke (Royal) KPN N.V. Sponsored
ADR (Netherlands) .....................................  34,800      467,712

Telecom Corporation of New Zealand Ltd.
Sponsored ADR (New Zealand) ...........................  20,740      513,522

TeliaSonera AB (Sweden) ...............................  57,390      417,171
                                                                 -----------
                                                                   2,925,348
                                                                 -----------
MULTI-UTILITIES--7.0%
National Grid plc (United Kingdom) ....................  45,890      586,504
RWE AG (Germany) ......................................   8,220      812,338
Suez SA (France) ......................................   7,390      330,683
                                                                 -----------
                                                                   1,729,525
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
Vodafone Group plc Sponsored ADR (United Kingdom) .....  17,430      450,565
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,166,911)                                       8,236,439
----------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS--0.6%

ELECTRIC UTILITIES--0.6%
Southern California Edison Co. Pfd. 6.125% ............   1,520      154,327
----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $152,912)                                           154,327
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $21,380,263)                                     23,953,784
----------------------------------------------------------------------------


                                                       PAR VALUE
                                                         (000)      VALUE
                                                       --------- -----------
SHORT-TERM INVESTMENTS--1.2%

COMMERCIAL PAPER(c)--1.2%
CAFCO LLC 5.31%, 11/1/06 ..............................  $  295  $   295,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $295,000)                                           295,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $21,675,263)                                     24,248,784(a)

Other assets and liabilities, net--1.5%                              358,871
                                                                 -----------
NET ASSETS--100.0%                                               $24,607,655
                                                                 ===========




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,766,920 and gross depreciation of $198,224 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $21,680,088.
(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(c) The rate shown is the discount rate.


6                         See Notes to Financial Statements

Phoenix Global Utilities Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
 (Identified cost $21,675,263)                                      $24,248,784
Cash                                                                     19,292
Receivables
 Fund shares sold                                                       478,782
 Dividends                                                               26,910
 Tax reclaims                                                            10,379
Trustee retainer                                                             50
Prepaid expenses                                                          8,905
                                                                    -----------
   Total assets                                                      24,793,102
                                                                    -----------
LIABILITIES
Payables
 Investment securities purchased                                        137,895
 Fund shares repurchased                                                  1,179
 Professional fee                                                        23,844
 Investment advisory fee                                                  6,185
 Distribution and service fees                                            5,501
 Transfer agent fee                                                       1,631
 Administration fee                                                       1,595
 Other accrued expenses                                                   7,617
                                                                    -----------
   Total liabilities                                                    185,447
                                                                    -----------
NET ASSETS                                                          $24,607,655
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $22,184,514
Undistributed net investment income                                      33,861
Accumulated net realized loss                                          (184,106)
Net unrealized appreciation                                           2,573,386
                                                                    -----------
NET ASSETS                                                          $24,607,655
                                                                    ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
 unlimited authorization (Net Assets $23,362,016)                     1,983,846
Net asset value per share                                                $11.78
Offering price per share $11.78 /(1-5.75%)                               $12.50

CLASS C
Shares of beneficial interest outstanding, no par value,
 unlimited authorization (Net Assets $1,245,639)                        106,080
Net asset value and offering price per share                             $11.74


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $  508,996
Interest                                                                  7,489
Foreign taxes withheld                                                  (25,086)
                                                                     ----------
     Total investment income                                            491,399
                                                                     ----------
EXPENSES
Investment advisory fee                                                  57,134
Service fees, Class A                                                    20,601
Distribution and service fees, Class C                                    5,496
Financial agent fee                                                       2,105
Administration fee                                                        5,575
Professional                                                             15,963
Transfer agent                                                           11,222
Custodian                                                                 8,351
Trustees                                                                  8,224
Registration                                                              7,281
Printing                                                                  1,815
Miscellaneous                                                                42
                                                                     ----------
     Total expenses                                                     143,809
Less expenses reimbursed by investment adviser                          (38,455)
Custodian fees paid indirectly                                             (148)
                                                                     ----------
     Net expenses                                                       105,206
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                            386,193
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                   9,671
Net realized gain (loss) on foreign currency transactions                  (821)
Net change in unrealized appreciation (depreciation) on
 investments                                                          2,056,974
Net change in unrealized appreciation
 (depreciation) on foreign currency translation                          (1,075)
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                        2,064,749
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $2,450,942
                                                                     ==========


                        See Notes to Financial Statements

Phoenix Global Utilities Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months             Ended
                                                                                   October 31, 2006       Year Ended
                                                                                     (Unaudited)        April 30, 2006
                                                                                   ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $   386,193        $     512,977
   Net realized gain (loss)                                                                8,850             (178,934)
   Net change in unrealized appreciation (depreciation)                                2,055,899              471,782
                                                                                     -----------        -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         2,450,942              805,825
                                                                                     -----------        -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (397,831)           (443,550)
   Net investment income, Class C                                                        (22,678)            (26,897)
                                                                                     -----------        -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (420,509)           (470,447)
                                                                                     -----------        -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (635,388 and 851,048 shares, respectively)            7,169,180            8,976,731
   Net asset value of shares issued from reinvestment of distributions
     (36,999 and 42,167 shares, respectively)                                            395,208              438,363
   Cost of shares repurchased (37,651 and 152,471 shares, respectively)                 (411,807)         (1,574,762)
                                                                                     -----------        -------------
Total                                                                                  7,152,581            7,840,332
                                                                                     -----------        -------------
CLASS C
   Proceeds from sales of shares (12,188 and 101,019 shares,
     respectively)                                                                       138,663            1,044,198
   Net asset value of shares issued from reinvestment of distributions
     (1,825 and 1,766 shares, respectively)                                               19,385               18,319
   Cost of shares repurchased (12,799 and 30,528 shares, respectively)                  (140,301)            (324,105)
                                                                                     -----------        -------------
Total                                                                                     17,747              738,412
                                                                                     -----------        -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           7,170,328            8,578,744
                                                                                     -----------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               9,200,761            8,914,122

NET ASSETS
   Beginning of period                                                                15,406,894            6,492,772
                                                                                     -----------        -------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $33,861
     AND $68,177, RESPECTIVELY)                                                      $24,607,655          $15,406,894
                                                                                     ===========          ===========

                        See Notes to Financial Statements
8

Phoenix Global Utilities Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS A
                                         -----------------------------------------------------------
                                            SIX MONTHS
                                               ENDED              FOR THE          FROM INCEPTION
                                          OCTOBER 31, 2006      YEAR ENDED      DECEMBER 30, 2004 TO
                                             (UNAUDITED)      APRIL 30, 2006      APRIL 30, 2005
                                         ------------------  -----------------  --------------------
Net asset value, beginning of period           $10.60            $10.13              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (2)              0.24              0.42                0.13
   Net realized and unrealized gain (loss)       1.21              0.44                0.08
                                               ------            ------              ------
     TOTAL FROM INVESTMENT OPERATIONS            1.45              0.86                0.21
                                               ------            ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.27)            (0.39)              (0.08)
                                               ------            ------              ------
     TOTAL DISTRIBUTIONS                        (0.27)            (0.39)              (0.08)
                                               ------            ------              ------
Change in net asset value                        1.18              0.47                0.13
                                               ------            ------              ------
NET ASSET VALUE, END OF PERIOD                 $11.78            $10.60              $10.13
                                               ======            ======              ======
Total return (1)                                13.99%(4)          8.66%               2.09%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $23,362           $14,298              $6,163
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.15%(3)          1.15%               1.15%(3)
   Gross operating expenses                      1.59%(3)          2.72%               5.59%(3)
   Net investment income (loss)                  4.42%(3)          4.06%               3.81%(3)
Portfolio turnover                                  3%(4)            40%                 17%(4)


                                                                 CLASS C
                                         -----------------------------------------------------------
                                            SIX MONTHS
                                               ENDED              FOR THE          FROM INCEPTION
                                          OCTOBER 31, 2006      YEAR ENDED      DECEMBER 30, 2004 TO
                                             (UNAUDITED)      APRIL 30, 2006      APRIL 30, 2005
                                         ------------------  -----------------  --------------------
Net asset value, beginning of period           $10.57            $10.12              $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               0.22              0.35                0.12
   Net realized and unrealized gain (loss)       1.18              0.43                0.07
                                               ------            ------              ------
     TOTAL FROM INVESTMENT OPERATIONS            1.40              0.78                0.19
                                               ------            ------              ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.23)            (0.33)              (0.07)
                                               ------            ------              ------
     TOTAL DISTRIBUTIONS                        (0.23)            (0.33)              (0.07)
                                               ------            ------              ------
Change in net asset value                        1.17              0.45                0.12
                                               ------            ------              ------
NET ASSET VALUE, END OF PERIOD                 $11.74            $10.57              $10.12
                                               ======            ======              ======
Total return (1)                                13.40%(4)          7.87%               1.88%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,246            $1,108                $330
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.90%(3)          1.90%               1.90%(3)
   Gross operating expenses                      2.35%(3)          3.54%               8.16%(3)
   Net investment income (loss)                  3.96%(3)          3.38%               3.58%(3)
Portfolio turnover                                 3% (4)            40%                 17%(4)



(1)Sales charges are not reflected in the total return calculation.
(2)Computed using average shares outstanding.
(3)Annualized.
(4)Not annualized.



                        See Notes to Financial Statements

PHOENIX INCOME & GROWTH FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Income & Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment ad-visory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                                 Beginning          Ending        Expenses Paid
   Income & Growth Fund        Account Value     Account Value        During
         Class A              April 30, 2006   October 31, 2006       Period*
------------------------     ----------------  ----------------   -------------
Actual                           $1,000.00        $1,052.80         $  6.85
Hypothetical (5% return
   before expenses)               1,000.00         1,018.54            6.76

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.32%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                 Beginning          Ending        Expenses Paid
   Income & Growth Fund        Account Value     Account Value        During
         Class B              April 30, 2006   October 31, 2006       Period*
------------------------     ----------------  ----------------   -------------
Actual                           $1,000.00        $1,048.60          $10.70
Hypothetical (5% return
   before expenses)               1,000.00         1,014.72           10.58

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.07%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                                 Beginning          Ending        Expenses Paid
   Income & Growth Fund        Account Value     Account Value        During
         Class C              April 30, 2006   October 31, 2006       Period*
------------------------     ----------------  ----------------   -------------
Actual                           $1,000.00        $1,048.20          $10.71
Hypothetical (5% return
   before expenses)               1,000.00         1,014.71           10.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.08%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Income & Growth Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                         10/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

            [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]


     Domestic Common Stocks                       48%
     Non-Agency Mortgage-Backed Securities        15
     Agency Mortgage-Backed Securities            10
     Domestic Corporate Bonds                      9
     Asset-Backed Securities                       5
     Municipal Bonds                               4
     Foreign Corporate Bonds                       3
     Other                                         6


                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2006
                                   (UNAUDITED)


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
U.S. GOVERNMENT SECURITIES--2.6%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bond 5.375%, 2/15/31 .................... $   900  $    977,133
U.S. Treasury Bond 4.50%, 2/15/36 .....................   2,530     2,441,844
                                                                 ------------
                                                                    3,418,977
                                                                 ------------
U.S. TREASURY NOTES--1.5%
U.S. Treasury Note 4.875%, 5/15/09 ....................     805       809,591
U.S. Treasury Note 4.625%, 8/31/11 ....................   1,300     1,302,539
U.S. Treasury Note 4.875%, 8/15/16 ....................   2,645     2,699,966
                                                                 ------------
                                                                    4,812,096
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,016,665)                                        8,231,073
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.6%
FHLMC 5.75%, 12/15/18 .................................     305       306,798
FNMA 5%, '18-'36 ......................................  13,520    13,152,507
FNMA 4.50%, 6/1/19 ....................................   2,258     2,186,893
FNMA 4%, 7/1/19 .......................................     716       679,525
FNMA 6%, 11/1/31 ......................................     388       391,678
FNMA 5.50%, '34-'36 ...................................  10,194    10,099,027
FNMA 6%, 7/1/34 .......................................     682       686,872
FNMA 6%, 5/1/35 .......................................     980       986,500
GNMA 6.50%, '23-'24 ...................................   1,818     1,871,509
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,714,168)                                      30,361,309
-----------------------------------------------------------------------------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
MUNICIPAL BONDS--4.2%

CALIFORNIA--2.3%
Alameda Corridor Transportation Authority
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) ........  $4,000  $  4,371,720

Contra Costa County Fire Protection District
Taxable 4.93%, 8/1/17 (MBIA Insured) ..................     140       136,010

San Bernardino County Pension Obligation Taxable
Series A 5.43%, 8/1/13 (FGIC Insured) .................   1,050     1,062,306

University of California Series F 4.375%, 5/15/30
(FSA Insured) .........................................   1,700     1,688,848
                                                                 ------------
                                                                    7,258,884
                                                                 ------------
PENNSYLVANIA--1.5%
City of Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 (FGIC Insured) .................   4,250     4,623,023

TEXAS--0.4%
Dallas-Fort Worth International Airport Facilities
Improvement Corp. Taxable 6.40%, 11/1/07
(MBIA Insured) ........................................   1,200     1,211,808
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $12,893,206)                                      13,093,715
-----------------------------------------------------------------------------




                       See Notes to Financial Statements                      11

Phoenix Income & Growth Fund


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
ASSET-BACKED SECURITIES--4.5%

AmeriCredit Automobile Receivables
Trust 03-BX, A4A 2.72%, 1/6/10 ........................  $  150  $    148,433

Associates Manufactured Housing Pass Through
Certificate 97-2, A6 7.075%, 3/15/28(c) ...............     542       552,644

Bayview Financial Acquisition Trust 06-A, 1A2
5.483%, 2/28/41(c) ....................................     488       485,367

Bombardier Capital Mortgage Securitization Corp.
99-A, A3 5.98%, 1/15/18 ...............................     609       575,421

Carmax Auto Owner Trust 05-2, A4 4.34%, 9/15/10 .......     300       295,466

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(c) ...................................   1,100     1,088,089

JPMorgan Mortgage Acquisition Corp. 06-CW2, AF4
6.08%, 8/25/36(c) .....................................     689       700,312

JPMorgan Mortgage Acquisition Corp. 06-CW2,
AF3 5.777%, 8/25/36(c) ................................     605       609,792

JPMorgan Mortgage Trust 05-S3, 2A2 5.50%, 1/25/21 .....     767       762,685

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ....................................     826       808,758

MASTR Asset Backed Securities Trust 06-AB1, M8
6%, 2/25/36(c) ........................................     630       592,348

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
5.58%, 2/25/36(c) .....................................     419       418,631

Morgan Stanley Auto Loan Trust 04-HB1, A4
3.33%, 10/15/11 .......................................   2,000     1,969,576

Onyx Acceptance Grantor Trust 03-D, A4 3.20%, 3/15/10..     664       655,693

Renaissance Home Equity Loan Trust 06-1, AF2
5.533%, 5/25/36(c) ....................................   1,200     1,197,069

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.882%, 3/25/35(c) .........................   1,169     1,176,151

Residential Funding Mortgage Securities II, Inc.
04-HI3, A4 4.63%, 1/25/20 .............................   1,425     1,409,859

Residential Funding Mortgage Securities II, Inc.
06-HSA1, A3 5.23%, 2/25/36(c) .........................     810       806,012
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $14,338,774)                                      14,252,306
-----------------------------------------------------------------------------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
DOMESTIC CORPORATE BONDS--9.0%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15 .....................  $  250  $    241,875

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07 ......     500       507,459

AIRLINES--0.9%
American Airlines, Inc. 01-1 6.977%, 11/23/22 .........     791       764,107
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19 .....     607       618,661
JetBlue Airways Corp. 04-1 9.64%, 3/15/08(c) ..........     704       713,473
United Airlines, Inc. 01-1 6.071%, 9/1/14 .............     600       603,000
                                                                 ------------
                                                                    2,699,241
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13 ......     165       170,520

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14 ..........................     500       488,912
Echostar DBS Corp. 5.75%, 10/1/08 .....................     750       747,187
                                                                 ------------
                                                                    1,236,099
                                                                 ------------
BUILDING PRODUCTS--0.0%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ............      70        71,182

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. 6%, 9/30/16 .........................     310       312,261

CONSUMER FINANCE--1.0%
Ford Motor Credit Co. 8.625%, 11/1/10 .................     190       189,307
Ford Motor Credit Co. 9.875%, 8/10/11 .................     250       258,573
Ford Motor Credit Co. 9.824%, 4/15/12(c) ..............      65        67,681
GMAC LLC 6.875%, 9/15/11 ..............................     325       327,565
GMAC LLC 6.75%, 12/1/14 ...............................     120       119,155
SLM Corp. 5.425%, 2/1/10(c) ...........................   2,250     2,138,670
                                                                 ------------
                                                                    3,100,951
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09 ......................     750       734,337

DISTILLERS & VINTNERS--0.0%
Constellation Brands, Inc. 7.25%, 9/1/16 ..............      65        66,381

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A 5.486%, 12/29/49(b)(c)..   1,000       960,959
Wachovia Corp. 4.875%, 2/15/14 ........................     435       421,752
                                                                 ------------
                                                                    1,382,711
                                                                 ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%, 1/13/12(f) ...     375       365,211



12                       See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
LECTRIC UTILITIES--0.8%
American Electric Power Co., Inc. 5.25%, 6/1/15 .......  $  335  $    327,128
Entergy Gulf States, Inc. 3.60%, 6/1/08 ...............     800       777,140
Entergy Gulf States, Inc. 5.70%, 6/1/15 ...............   1,000       984,819
Southern Power Co. Series D 4.875%, 7/15/15 ...........     335       317,806
                                                                 ------------
                                                                    2,406,893
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10 ....   1,000       974,639

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. 6.125%, 2/15/14 ......     500       473,125

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16 ...............     350       348,383

HOMEBUILDING--0.2%
Beazer Homes USA, Inc. 8.125%, 6/15/16  ...............     250       245,000
Horton (D.R.), Inc. 5.25%, 2/15/15 ....................     350       324,821
                                                                 ------------
                                                                      569,821
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16 ...........     340       345,219

INDUSTRIAL CONGLOMERATES--0.2%
General Electric Capital Corp. 5.375%, 10/20/16 .......     800       804,000

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
AT&T, Inc. 5.625%, 6/15/16 ............................     550       549,841
Verizon Communications, Inc. 5.55%, 2/15/16 ...........     250       248,938
Verizon Global Funding Corp. 4.90%, 9/15/15 ...........     275       262,454
                                                                 ------------
                                                                    1,061,233
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc. 6.05%, 5/16/16 ..............     415       430,959
Morgan Stanley 5.375%, 10/15/15 .......................     560       556,004
                                                                 ------------
                                                                      986,963
                                                                 ------------
LIFE & HEALTH INSURANCE--0.3%
Protective Life Secured Trust 5.32%, 5/10/10(c) .......   1,000       952,200

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 ......................     245       260,098

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ........................     170       170,544

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13 ..................     185       179,805
NiSource Finance Corp. 5.45%, 9/15/20 .................   1,110     1,036,153
                                                                 ------------
                                                                    1,215,958
                                                                 ------------


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
OFFICE REIT'S--0.1%
HRPT Properties Trust 5.75%, 11/1/15 ..................  $  325  $    324,093

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18 .....................     450       422,913

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 ........     475       449,400

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp. 6.50%, 8/15/17  ...............     325       307,937

OIL & GAS REFINING & MARKETING--0.2%
Premcor Refining Group, Inc. (The) 6.125%, 5/1/11 .....     325       332,083
Tesoro Corp. 6.625%, 11/1/15 ..........................     355       346,125
                                                                 ------------
                                                                      678,208
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.6%
AmeriGas Partners LP 7.25%, 5/20/15 ...................     500       501,250
Kinder Morgan Management LLC 5.70%, 1/5/16 ............     930       861,646
ONEOK Partners LP 6.15%, 10/1/16 ......................     265       269,345
TEPPCO Partners LP 7.625%, 2/15/12 ....................     150       161,269
                                                                 ------------
                                                                    1,793,510
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Bosphorus Financial Services Ltd. 144A 7.205%,
2/15/12(b)(c) .........................................     250       248,180

REGIONAL BANKS--0.2%
Rabobank Capital Funding II 144A 5.26%, 12/29/49(b)(c)      500       491,020
Zions Bancorp 5.65%, 5/15/14 ..........................     250       250,920
                                                                 ------------
                                                                      741,940
                                                                 ------------
RETAIL REIT'S--0.1%
Simon Property Group LP 5.875%, 3/1/17  ...............     425       432,809

TOBACCO--0.2%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b) ........     550       574,236

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12 .....     210       205,800

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F 5.95%, 3/15/14 ...     900       883,757
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $28,786,451)                                      28,520,087
-----------------------------------------------------------------------------



                       See Notes to Financial Statements                      13

Phoenix Income & Growth Fund


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--15.4%
Bear Stearns Adjustable Rate Mortgage
Trust 05-12, 13A1 5.473%, 2/25/36(c) ..................  $  832  $    822,858

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.711%, 9/11/38(c) ........................     880       911,713

Citigroup Mortgage Loan Trust, Inc. 05-5,
2A3 5%, 8/25/35 .......................................     839       822,256

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.226%, 7/15/44(c) ...................     600       598,685

Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.362%, 1/15/46(c) ...................   1,420     1,429,873

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 .......................   1,028     1,024,700

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.557%, 2/15/39(c) ..........................   2,050     2,086,588

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ....................................     915       895,539

CS First Boston Mortgage Securities Corp.
05-12, 6A1 6%, 1/25/36 ................................   1,564     1,561,102

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 ................................   3,000     3,061,873

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31 .......................................   1,385     1,405,942

First Horizon Asset Securities, Inc.
05-AR1, 2A1 5.019%, 4/25/35(c) ........................   1,074     1,072,288

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 .............................     240       241,900

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) .........................   4,100     4,111,516

GS Mortgage Securities Corp. II 05-GG4, AJ
4.782%, 7/10/39 .......................................     950       913,406

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ....................................   1,844     1,866,592

Indymac Index Mortgage Loan Trust 05-AR8, B4
7.07%, 4/25/35(c) .....................................     445       417,170

JPMorgan Chase Commercial Mortgage Securities Corp.
01-CIBC, A3 6.26%, 3/15/33 ............................   1,100     1,138,446

JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35 .......   2,100     2,095,786


                                                          PAR
                                                         VALUE
                                                         (000)       VALUE
                                                        -------  ------------
JPMorgan Mortgage Trust 06-S1, 1A1 6%, 4/25/36 ........  $1,550  $  1,547,894

Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(c) .........................   1,800     1,747,494

Lehman Brothers - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39(c) ..........................     775       778,148

Lehman Brothers Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 10/15/32 ............................   2,000     2,095,867

MASTR Alternative Loans Trust 05-5, 3A1
5.75%, 8/25/35 ........................................   1,105     1,102,286

MASTR Resecuritization Trust 05-1 144A
5%, 10/28/34(b) .......................................     589       555,528

Merrill Lynch Mortgage Trust 06-C1, AM
5.66%, 5/12/39(c) .....................................     850       875,473

Morgan Stanley Capital I 06-T23, A4
5.81%, 8/12/41(c) .....................................     955       997,806

Residential Accredit Loans, Inc. 06-QA1, A21
5.999%, 1/25/36(c) ....................................   1,586     1,605,206

Structured Asset Securities Corp. 03-32, 1A1
5.23%, 11/25/33(c) ....................................     753       729,623

Structured Asset Securities Corp. 05-17, 1A6
5.50%, 10/25/35 .......................................     981       959,080

Structured Asset Securities Corp. 05-6, 4A1
5%, 5/25/35 ...........................................   1,504     1,445,281

Wachovia Auto Loan Owner Trust 06-2A,
A3 144A 5.23%, 8/22/11(b) .............................     800       800,000

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 12/25/34(c) ........................   1,072     1,045,341

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 ............................   1,694     1,655,736

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 .................................     879       859,191

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.109%, 6/25/35(c) ......................   1,000       980,009

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5%, 10/25/35(c) ..........................     759       751,231

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A1 4.53%, 4/25/35(c) .........................   1,577     1,559,478
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $48,917,584)                                      48,568,905
-----------------------------------------------------------------------------


14                       See Notes to Financial Statements

Phoenix Income & Growth Fund

                                                          PAR
                                                         VALUE
                                                         (000)      VALUE
                                                        -------  -----------
FOREIGN GOVERNMENT SECURITIES--1.1%

BRAZIL--0.2%
Federative Republic of Brazil 11%, 1/11/12 ............  $  250  $   308,750
Federative Republic of Brazil 7.875%, 3/7/15 ..........     150      166,500
Federative Republic of Brazil 11%, 8/17/40 ............     125      164,781
                                                                 -----------
                                                                     640,031
                                                                 -----------
PANAMA--0.4%
Republic of Panama 7.25%, 3/15/15 .....................     275      296,587
Republic of Panama 9.375%, 1/16/23 ....................     675      870,750
                                                                 -----------
                                                                   1,167,337
                                                                 -----------
PERU--0.2%
Republic of Peru 8.75%, 11/21/33 ......................     425      540,813

PHILIPPINES--0.0%
Republic of Philippines 10.625%, 3/16/25 ..............      75      104,719

RUSSIA--0.2%
Russian Federation RegS 5%, 3/31/30(c)(e) .............     750      841,172

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09 ...................     200      231,500
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,356,340)                                       3,525,572
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.4%

ARUBA--0.1%
UFJ Finance Aruba AEC 6.75%, 7/15/13 ..................     325       348,206

AUSTRALIA--0.2%
United Energy Distribution Holdings Property Ltd. 144A
5.45%, 4/15/16(b) .....................................     500       498,233

Westfield Capital Corp. 144A 5.125%, 11/15/14(b) ......     200       194,445
                                                                 ------------
                                                                      692,678
                                                                 ------------
CANADA--0.1%
Husky Energy, Inc. 6.15%, 6/15/19 .....................     170       172,853

CHILE--0.7%
Banco Santander Chile 144A 5.375%, 12/9/14(b) .........     325       320,727
Celulosa Arauco y Constitucion S.A. 5.625%, 4/20/15 ...     435       426,881
Petropower I Funding Trust 144A 7.36%, 2/15/14(b) .....   1,352     1,288,498
                                                                 ------------
                                                                    2,036,106
                                                                 ------------
CHINA--0.0%
NXP BV/NXP Funding LLC 144A 7.875%, 10/15/14(b) .......      95        96,900

GERMANY--0.3%
Deutsche Bank AG NY Series GS 2.113%, 3/22/12(c) ......   1,000       942,800


                                                          PAR
                                                         VALUE
                                                         (000)      VALUE
                                                        -------  -----------
KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%, 11/3/09(b) ......  $  500  $    506,875

MEXICO--0.3%
America Movil S.A. de C.V. 5.75%, 1/15/15 .............     425       421,730
Pemex Project Funding Master Trust 5.75%, 12/15/15 ....     500       493,750
                                                                 ------------
                                                                      915,480
                                                                 ------------
RUSSIA--0.2%
Gazprom RegS (Morgan Stanley AG) 9.625%, 3/1/13(e) ....     500       592,800

SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 .........................................     345       343,497

DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) .................     700       675,390
                                                                 ------------
                                                                    1,018,887
                                                                 ------------
SOUTH KOREA--0.1%
Korea Development Bank 3.875%, 3/2/09 .................     350       339,425

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co. 144A
5.875%, 10/27/16(b) ...................................     355       361,623

UNITED KINGDOM--0.4%
HBOS plc 144A 5.375%, 11/29/49(b)(c) ..................     750       740,411

Tate & Lyle International Finance plc 144A
6.625%, 6/15/16(b) ....................................     325       342,614

Vodafone Group plc 5%, 9/15/15 ........................     175       166,811
                                                                 ------------
                                                                    1,249,836
                                                                 ------------
UNITED STATES--0.4%
Amvescap plc 5.375%, 12/15/14 .........................   1,000       983,746
XL Capital Europe plc 6.50%, 1/15/12 ..................     335       350,406
                                                                 ------------
                                                                    1,334,152
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,774,584)                                      10,608,621
-----------------------------------------------------------------------------


                                                        SHARES
                                                       --------
DOMESTIC COMMON STOCKS--48.2%

AEROSPACE & DEFENSE--1.8%
General Dynamics Corp. ................................   5,000       355,500
Honeywell International, Inc. .........................  18,600       783,432
Lockheed Martin Corp. .................................  13,000     1,130,090
Northrop Grumman Corp. ................................   8,600       570,954
Raytheon Co. ..........................................   9,700       484,515
United Technologies Corp. .............................  33,800     2,221,336
                                                                 ------------
                                                                    5,545,827
                                                                 ------------

                       See Notes to Financial Statements                      15

Phoenix Income & Growth Fund


                                                        SHARES       VALUE
                                                       --------  ------------
AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp. ...........................................   4,200  $    481,068
United Parcel Service, Inc. Class B ...................   2,900       218,515
                                                                 ------------
                                                                      699,583
                                                                 ------------
AIRLINES--0.1%
AMR Corp.(g) ..........................................   6,500       184,210
Southwest Airlines Co. ................................  19,000       285,570
                                                                 ------------
                                                                      469,780
                                                                 ------------
APPAREL RETAIL--0.2%
Gap, Inc. (The) .......................................  30,300       636,906

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp. ..............................................   5,500       418,055

APPLICATION SOFTWARE--0.1%
Intuit, Inc.(g) .......................................  13,100       462,430

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
Bank of New York Co., Inc. (The) ......................  17,500       601,475
Federated Investors, Inc. Class B .....................   9,300       318,897
Franklin Resources, Inc. ..............................   5,500       626,780
Mellon Financial Corp. ................................   2,870       111,356
Northern Trust Corp. ..................................  13,900       816,208
State Street Corp. ....................................   9,800       629,454
                                                                 ------------
                                                                    3,104,170
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. ..................................  13,630       475,960

BIOTECHNOLOGY--0.4%
Biogen Idec, Inc.(g) ..................................   9,900       471,240
Cephalon, Inc.(g) .....................................   9,200       645,656
Millennium Pharmaceuticals, Inc.(g) ...................  23,000       269,100
                                                                 ------------
                                                                    1,385,996
                                                                 ------------
BREWERS--0.3%
Anheuser-Busch Cos., Inc. .............................  18,800       891,496

BROADCASTING & CABLE TV--0.1%
CBS Corp. Class B .....................................  15,980       462,461

BUILDING PRODUCTS--0.2%
Masco Corp. ...........................................  17,400       481,110
USG Corp.(g) ..........................................   2,000        97,780
                                                                 ------------
                                                                      578,890
                                                                 ------------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. ...........................  14,000       474,040

COMMUNICATIONS EQUIPMENT--1.5%
Cisco Systems, Inc.(g) ................................ 111,700     2,695,321
Harris Corp. ..........................................   5,700       242,820


                                                        SHARES       VALUE
                                                       --------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
Motorola, Inc. ........................................  73,000  $  1,683,380
Tellabs, Inc.(g) ......................................  14,500       152,830
                                                                 ------------
                                                                    4,774,351
                                                                 ------------
COMPUTER HARDWARE--2.0%
Dell, Inc.(g) .........................................  40,500       985,365
Hewlett-Packard Co. ...................................  57,430     2,224,838
International Business Machines Corp. .................  32,900     3,037,657
                                                                 ------------
                                                                    6,247,860
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(g) ..........................................  26,700       327,075
Emulex Corp.(g) .......................................  17,200       323,360
Lexmark International, Inc. Class A(g).................   5,100       324,309
                                                                 ------------
                                                                      974,744
                                                                 ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc. ..........................................   7,700       455,917
Toro Co. (The) ........................................   7,200       310,752
                                                                 ------------
                                                                      766,669
                                                                 ------------
CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc. .................   1,900       194,465

CONSUMER FINANCE--0.5%
American Express Co. ..................................  21,200     1,225,572
Capital One Financial Corp. ...........................   5,900       468,047
                                                                 ------------
                                                                    1,693,619
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp.(g) ............................   2,700       142,695
Fiserv, Inc.(g) .......................................  14,500       716,300
                                                                 ------------
                                                                      858,995
                                                                 ------------
DEPARTMENT STORES--1.2%
Federated Department Stores, Inc. .....................  28,900     1,268,999
Nordstrom, Inc. .......................................  23,600     1,117,460
Penney (J.C.) Co., Inc. ...............................  16,500     1,241,295
                                                                 ------------
                                                                    3,627,754
                                                                 ------------
DIVERSIFIED BANKS--1.4%
Comerica, Inc. ........................................   6,700       389,873
U.S. Bancorp ..........................................  15,000       507,600
Wachovia Corp. ........................................  49,400     2,741,700
Wells Fargo & Co. .....................................  23,600       856,444
                                                                 ------------
                                                                    4,495,617
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The) ................................  14,100       575,139
PPG Industries, Inc. ..................................   2,100       143,640
                                                                 ------------
                                                                      718,779
                                                                 ------------


16                       See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                        SHARES       VALUE
                                                       --------  ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.(g) .............................   4,900  $    378,476

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia)(d) ........................................  10,400       628,992

ELECTRIC UTILITIES--0.1%
PPL Corp. .............................................  12,700       438,404

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co. ..................................  15,200     1,282,880

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(g) .........................  10,900       388,040

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(g) ..................................  45,900       181,305

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(g) ..............................   5,100       103,683

FOOD RETAIL--0.1%
Kroger Co. (The) ......................................  19,300       434,057

FOOTWEAR--0.2%
Nike, Inc. Class B ....................................   7,900       725,852

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc. .................................  10,400       680,680
McKesson Corp. ........................................  17,200       861,548
                                                                 ------------
                                                                    1,542,228
                                                                 ------------
HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc. ............................  16,800       772,296
Becton, Dickinson & Co. ...............................  17,100     1,197,513
                                                                 ------------
                                                                    1,969,809
                                                                 ------------
HEALTH CARE SERVICES--0.1%
Caremark Rx, Inc. .....................................   8,100       398,763

HEALTH CARE TECHNOLOGY--0.2%
Emdeon Corp.(g) .......................................  41,500       483,475

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The) ................................  32,600     1,216,958
Sherwin-Williams Co. (The) ............................  18,800     1,113,524
                                                                 ------------
                                                                    2,330,482
                                                                 ------------
HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. (The) ............................  10,400       872,352
Whirlpool Corp. .......................................   2,700       234,711
                                                                 ------------
                                                                    1,107,063
                                                                 ------------


                                                        SHARES       VALUE
                                                       --------  ------------
HOUSEHOLD PRODUCTS--0.5%
Colgate-Palmolive Co. .................................   4,000  $    255,880
Kimberly-Clark Corp. ..................................  20,100     1,337,052
                                                                 ------------
                                                                    1,592,932
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. ...............................  24,800       713,744

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc. ......................  10,500       655,200
Dynegy, Inc. Class A(g) ...............................  27,200       165,376
TXU Corp. .............................................   6,800       429,284
                                                                 ------------
                                                                    1,249,860
                                                                 ------------
INDUSTRIAL CONGLOMERATES--0.9%
3M Co. ................................................   3,100       244,404
General Electric Co. ..................................  71,300     2,503,343
                                                                 ------------
                                                                    2,747,747
                                                                 ------------
INDUSTRIAL MACHINERY--0.8%
Dover Corp. ...........................................   4,000       190,000
Eaton Corp. ...........................................  14,500     1,050,235
Illinois Tool Works, Inc. .............................  22,100     1,059,253
Parker-Hannifin Corp. .................................   4,300       359,609
                                                                 ------------
                                                                    2,659,097
                                                                 ------------
INSURANCE BROKERS--0.1%
AON Corp. .............................................   7,300       253,967

INTEGRATED OIL & GAS--4.2%
Chevron Corp. .........................................  26,300     1,767,360
ConocoPhillips ........................................  20,400     1,228,896
Exxon Mobil Corp. ..................................... 101,200     7,227,704
Marathon Oil Corp. ....................................   4,900       423,360
Occidental Petroleum Corp. ............................  54,200     2,544,148
                                                                 ------------
                                                                   13,191,468
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc. ............................................  78,100     2,674,925
BellSouth Corp. .......................................  18,590       838,409
Citizens Communications Co. ...........................  50,800       744,728
Qwest Communications International, Inc.(g) ...........  53,100       458,253
Verizon Communications, Inc. ..........................  56,300     2,083,100
                                                                 ------------
                                                                    6,799,415
                                                                 ------------
INTERNET RETAIL--0.2%
Expedia, Inc.(g) ......................................  13,000       211,250
IAC/InterActiveCorp.(g) ...............................  10,800       334,584
                                                                 ------------
                                                                      545,834
                                                                 ------------


                       See Notes to Financial Statements                      17

Phoenix Income & Growth Fund


                                                        SHARES       VALUE
                                                       --------  ------------
INTERNET SOFTWARE & SERVICES--0.1%
VeriSign, Inc.(g) .....................................  19,200  $    397,056

INVESTMENT BANKING & BROKERAGE--1.1%
Charles Schwab Corp. (The) ............................  18,140       330,511
Merrill Lynch & Co., Inc. .............................  25,500     2,229,210
Morgan Stanley ........................................  10,300       787,229
                                                                 ------------
                                                                    3,346,950
                                                                 ------------
LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc. ...........................................  13,100       588,452
Lincoln National Corp. ................................  16,800     1,063,608
MetLife, Inc. .........................................  36,400     2,079,532
Principal Financial Group, Inc. (The)..................  13,400       756,966
Protective Life Corp. .................................   2,100        92,925
Prudential Financial, Inc. ............................  11,200       861,616
StanCorp Financial Group, Inc. ........................   2,400       109,656
                                                                 ------------
                                                                    5,552,755
                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.(g) ..............   8,200       702,084
PerkinElmer, Inc. .....................................  11,900       254,184
                                                                 ------------
                                                                      956,268
                                                                 ------------
MANAGED HEALTH CARE--1.1%
Aetna, Inc. ...........................................  20,000       824,400
CIGNA Corp. ...........................................   4,600       538,108
UnitedHealth Group, Inc. ..............................  24,180     1,179,500
WellPoint, Inc.(g) ....................................  13,100       999,792
                                                                 ------------
                                                                    3,541,800
                                                                 ------------
MORTGAGE REIT'S--0.1%
American Home Mortgage Investment Corp. ...............   6,400       218,688

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. .................................   2,800       192,164

MOVIES & ENTERTAINMENT--1.3%
Time Warner, Inc. ..................................... 137,400     2,749,374
Viacom, Inc. Class B(g) ...............................  13,700       533,204
Walt Disney Co. (The) .................................  16,600       522,236
Warner Music Group Corp. ..............................  11,000       285,230
                                                                 ------------
                                                                    4,090,044
                                                                 ------------
MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The) .........   2,000       174,340
Unitrin, Inc. .........................................   2,000        85,860
                                                                 ------------
                                                                      260,200
                                                                 ------------
OIL & GAS DRILLING--0.3%
Grey Wolf, Inc.(g) ....................................  54,500       381,500
Pride International, Inc.(g) ..........................   8,300       229,163


                                                        SHARES       VALUE
                                                       --------  ------------
OIL & GAS DRILLING--CONTINUED
TODCO(g) ..............................................   8,800  $    300,344
                                                                 ------------
                                                                      911,007
                                                                 ------------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. .......................................   7,330       237,125
National Oilwell Varco, Inc.(g) .......................   2,200       132,880
Tidewater, Inc. .......................................   7,700       382,921
                                                                 ------------
                                                                      752,926
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--0.1%
Devon Energy Corp. ....................................   3,550       237,282

OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc. ..........................................   4,000       264,520

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Bank of America Corp. ................................. 102,500     5,521,675
Citigroup, Inc. .......................................  45,600     2,287,296
JPMorgan Chase & Co. ..................................  72,500     3,439,400
                                                                 ------------
                                                                   11,248,371
                                                                 ------------
PACKAGED FOODS & MEATS--0.9%
Campbell Soup Co. .....................................  15,100       564,438
ConAgra Foods, Inc. ...................................  23,200       606,680
Del Monte Foods Co. ...................................  41,700       449,943
General Mills, Inc. ...................................  13,300       755,706
Heinz (H.J.) Co. ......................................  14,300       602,888
                                                                 ------------
                                                                    2,979,655
                                                                 ------------
PERSONAL PRODUCTS--0.3%
Estee Lauder Cos., Inc. (The) Class A..................  18,400       743,176
NBTY, Inc.(g) .........................................   8,200       228,124
                                                                 ------------
                                                                      971,300
                                                                 ------------
PHARMACEUTICALS--3.4%
Abbott Laboratories ...................................  26,300     1,249,513
Barr Pharmaceuticals, Inc.(g) .........................   5,900       308,983
Endo Pharmaceuticals Holdings, Inc.(g).................   9,000       256,860
Johnson & Johnson .....................................  56,700     3,821,580
Merck & Co., Inc. .....................................  20,100       912,942
Pfizer, Inc. .......................................... 126,900     3,381,885
Watson Pharmaceuticals, Inc.(g) .......................   4,000       107,640
Wyeth .................................................  10,700       546,021
                                                                 ------------
                                                                   10,585,424
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--1.4%
Allstate Corp. (The) ..................................  34,700     2,129,192
Cincinnati Financial Corp. ............................   2,800       127,820
Philadelphia Consolidated Holding Co.(g) ..............   2,900       113,448
Progressive Corp. (The) ...............................  16,400       396,388


18                       See Notes to Financial Statements

Phoenix Income & Growth Fund


                                                        SHARES       VALUE
                                                       --------  ------------
PROPERTY & CASUALTY INSURANCE--CONTINUED
St. Paul Travelers Cos., Inc. (The) ...................  30,400  $  1,554,353
                                                                 ------------
                                                                    4,321,201
                                                                 ------------
RAILROADS--0.2%
Burlington Northern Santa Fe Corp. ....................   3,600       279,108
Norfolk Southern Corp. ................................   7,600       399,532
                                                                 ------------
                                                                      678,640
                                                                 ------------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp. ..................................   5,800       302,586
KeyCorp ...............................................  13,500       501,390
National City Corp. ...................................   3,900       145,275
SunTrust Banks, Inc. ..................................   2,700       213,273
Synovus Financial Corp. ...............................   6,700       196,846
                                                                 ------------
                                                                    1,359,370
                                                                 ------------
RESIDENTIAL REIT'S--0.1%
Archstone-Smith Trust .................................   4,500       270,945

RESTAURANTS--0.8%
McDonald's Corp. ......................................  39,500     1,655,840
Yum! Brands, Inc. .....................................  12,700       755,142
                                                                 ------------
                                                                    2,410,982
                                                                 ------------
RETAIL REIT'S--0.1%
New Plan Excel Realty Trust ...........................   7,400       213,120

SEMICONDUCTOR EQUIPMENT--0.2%
Lam Research Corp.(g) .................................   4,900       242,305
Novellus Systems, Inc.(g) .............................  10,900       301,385
Teradyne, Inc.(g) .....................................  16,000       224,320
                                                                 ------------
                                                                      768,010
                                                                 ------------
SEMICONDUCTORS--1.1%
Advanced Micro Devices, Inc.(g) .......................  12,600       268,002
Freescale Semiconductor, Inc. Class B(g) ..............  14,400       566,352
Intel Corp. ...........................................  39,200       836,528
LSI Logic Corp.(g) ....................................  27,300       274,365
National Semiconductor Corp. ..........................  10,800       262,332
ON Semiconductor Corp.(g) .............................  31,000       192,820
Texas Instruments, Inc. ...............................  32,500       980,850
                                                                 ------------
                                                                    3,381,249
                                                                 ------------
SOFT DRINKS--0.6%
Coca-Cola Co. (The) ...................................  24,400     1,139,968
Pepsi Bottling Group, Inc. (The) ......................  21,400       676,668
                                                                 ------------
                                                                    1,816,636
                                                                 ------------


                                                        SHARES       VALUE
                                                       --------  ------------
SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co. .....................................   4,400  $    228,008

SPECIALTY STORES--0.0%
Barnes & Noble, Inc. ..................................   2,900       119,799

STEEL--0.1%
Chaparral Steel Co.(g) ................................   3,100       128,929
United States Steel Corp. .............................   1,700       114,920
                                                                 ------------
                                                                      243,849
                                                                 ------------
SYSTEMS SOFTWARE--1.6%
BMC Software, Inc.(g) .................................   9,500       287,945
Microsoft Corp. ....................................... 111,600     3,204,036
Oracle Corp.(g) .......................................  77,000     1,422,190
Symantec Corp.(g) .....................................   6,500       128,960
                                                                 ------------
                                                                    5,043,131
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(g) ............................   7,300       217,905

TOBACCO--0.4%
Altria Group, Inc. ....................................   1,390       113,049
Loews Corp. - Carolina Group ..........................  15,700       907,774
Reynolds American, Inc. ...............................   4,800       303,168
                                                                 ------------
                                                                    1,323,991
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp. ...................................  44,700       835,443
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $112,590,691)                                    151,844,709
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.7%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States) ...............  17,700       520,911

INDUSTRIAL MACHINERY--0.5%
Ingersoll-Rand Co. Ltd. Class A (United States) .......  44,800     1,644,608
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,309,965)                                        2,165,519
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $271,698,428)                                    311,171,816
-----------------------------------------------------------------------------




                       See Notes to Financial Statements                      19

Phoenix Income & Growth Fund


                                                          PAR
                                                         VALUE
                                                         (000)      VALUE
                                                        -------  -----------
SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(h)--0.8%
CAFCO LLC 5.31%, 11/1/06 .............................. $ 2,580  $  2,580,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,580,000)                                        2,580,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $274,278,428)                                    313,751,816(a)

Other assets and liabilities, net--0.5%                             1,607,212
                                                                 ------------
NET ASSETS--100.0%                                               $315,359,028
                                                                 ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,517,612 and gross depreciation of $3,976,353 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $277,210,557.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $9,622,360 or 3.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in
    Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion segregated as collateral for forward currency contracts.
(g) Non-income producing.
(h) The rate shown is the discount rate.


20                       See Notes to Financial Statements

Phoenix Income & Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $274,278,428)                                    $313,751,816
Cash                                                                     260,006
Receivables
  Investment securities sold                                           2,541,939
  Dividends and interest                                               1,444,561
  Fund shares sold                                                        28,168
Trustee retainer                                                           1,024
Prepaid expenses                                                          43,381
                                                                    ------------
     Total assets                                                    318,070,895
                                                                    ------------
LIABILITIES
Payables
  Investment securities purchased                                      1,876,524
  Fund shares repurchased                                                359,454
  Investment advisory fee                                                187,648
  Transfer agent fee                                                      85,020
  Distribution and service fees                                           73,756
  Administration fee                                                      22,708
  Other accrued expenses                                                  83,986
Unrealized depreciation on forward currency contracts                     22,771
                                                                    ------------
     Total liabilities                                                 2,711,867
                                                                    ------------
NET ASSETS                                                          $315,359,028
                                                                    ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $271,061,000
Undistributed net investment income                                      183,191
Accumulated net realized gain                                          4,664,207
Net unrealized appreciation                                           39,450,630
                                                                    ------------
NET ASSETS                                                          $315,359,028
                                                                    ============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $304,746,041)                   31,962,593
Net asset value per share                                                 $ 9.53
Offering price per share $9.53/(1-5.75%)                                  $10.11

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $8,696,180)                        906,595
Net asset value and offering price per share                              $ 9.59

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,916,807)                        198,210
Net asset value and offering price per share                              $ 9.67


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                            $ 4,517,180
Dividends                                                             1,551,372
Foreign taxes withheld                                                   (2,350)
                                                                    -----------
     Total investment income                                          6,066,202
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,117,100
Service fees, Class A                                                   384,866
Distribution and service fees, Class B                                   46,892
Distribution and service fees, Class C                                    9,502
Financial agent fee                                                      29,779
Administration fee                                                       96,526
Transfer agent                                                          289,653
Printing                                                                 71,562
Custodian                                                                28,252
Registration                                                             23,475
Professional                                                             20,383
Trustees                                                                 19,156
Miscellaneous                                                            21,609
                                                                    -----------
     Total expenses                                                   2,158,755
Custodian fees paid indirectly                                           (2,901)
                                                                    -----------
     Net expenses                                                     2,155,854
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                          3,910,348
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               4,520,931
Net realized gain (loss) on foreign currency transactions                17,097
Net change in unrealized appreciation (depreciation) on
  investments                                                         7,419,226
Net change in unrealized appreciation
  (depreciation) on foreign currency translation                        (32,413)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       11,924,841
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $15,835,189
                                                                    ===========


                        See Notes to Financial Statements                     21

Phoenix Income & Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months          Ended
                                                                                 October 31, 2006     Year Ended
                                                                                   (Unaudited)       April 30, 2006
                                                                                -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $  3,910,348       $  8,309,480
   Net realized gain (loss)                                                           4,538,028         12,588,073
   Net change in unrealized appreciation (depreciation)                               7,386,813          4,511,780
                                                                                   ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       15,835,189         25,409,333
                                                                                   ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (3,909,467)        (8,703,902)
   Net investment income, Class B                                                       (83,183)          (245,040)
   Net investment income, Class C                                                       (17,092)           (35,505)
   Net realized long-term gains, Class A                                                     --         (4,995,196)
   Net realized long-term gains, Class B                                                     --           (194,589)
   Net realized long-term gains, Class C                                                     --            (29,220)
                                                                                   ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (4,009,742)       (14,203,452)
                                                                                   ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (285,881 and 757,270 shares,
     respectively)                                                                    2,621,031          6,918,893
   Net asset value of shares issued from reinvestment of distributions
     (357,795 and 1,244,391 shares, respectively)                                     3,245,612         11,317,539

Cost of shares repurchased (3,371,059 and 6,698,356 shares, respectively)           (30,879,599)       (61,188,940)
                                                                                   ------------       ------------
Total                                                                               (25,012,956)       (42,952,508)
                                                                                   ------------       ------------
CLASS B
   Proceeds from sales of shares (16,407 and 67,626 shares, respectively)               151,758            621,041
   Net asset value of shares issued from reinvestment of distributions
     (8,352 and 43,036 shares, respectively)                                             76,165            394,075
   Cost of shares repurchased (309,426 and 722,870 shares, respectively)             (2,839,478)        (6,643,917)
                                                                                   ------------       ------------
Total                                                                                (2,611,555)        (5,628,801)
                                                                                   ------------       ------------
CLASS C
   Proceeds from sales of shares (5,794 and 20,288 shares, respectively)                 53,954            187,529
   Net asset value of shares issued from reinvestment of distributions
     (1,712 and 6,740 shares, respectively)                                              15,761             62,183
   Cost of shares repurchased (12,151 and 44,559 shares, respectively)                 (114,497)          (413,758)
                                                                                   ------------       ------------
Total                                                                                   (44,782)          (164,046)
                                                                                   ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (27,669,293)       (48,745,355)
                                                                                   ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (15,843,846)       (37,539,474)

NET ASSETS
   Beginning of period                                                              331,202,874        368,742,348
                                                                                   ------------       ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $183,191
     AND $282,585, RESPECTIVELY)                                                   $315,359,028       $331,202,874
                                                                                   ============       ============




22                       See Notes to Financial Statements

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                      ----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                      OCTOBER 31, 2006                     YEAR ENDED APRIL 30,
                                         (UNAUDITED)      2006         2005       2004(4)       2003       2002(4)
                                      ----------------------------------------------------------------------------
Net asset value, beginning of period        $ 9.18       $ 8.90       $ 8.66      $ 7.92       $ 8.41      $ 8.98
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            0.11         0.22         0.22        0.22         0.24        0.29
   Net realized and unrealized gain (loss)    0.36         0.44         0.26        0.76        (0.48)      (0.56)
                                            ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS         0.47         0.66         0.48        0.98        (0.24)      (0.27)
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.12)       (0.24)       (0.24)      (0.24)       (0.25)      (0.30)
   Distributions from net realized gains        --        (0.14)          --          --           --          --
                                            ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                     (0.12)       (0.38)       (0.24)      (0.24)       (0.25)      (0.30)
                                            ------       ------       ------      ------       ------      ------
Change in net asset value                     0.35         0.28         0.24        0.74        (0.49)      (0.57)
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $ 9.53       $ 9.18       $ 8.90      $ 8.66       $ 7.92      $ 8.41
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               5.28%(6)     7.33%        5.53%      12.40%       (2.70)%     (3.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $304,746     $318,318     $350,609    $381,423     $380,101    $432,632

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.32%(5)     1.28%        1.28%       1.29%        1.28%       1.26%
   Net investment income                      2.48%(5)     2.38%        2.46%       2.54%        3.10%       3.29%
Portfolio turnover                             21% (6)       72%          59%         83%          93%         64%



                                                                           CLASS B
                                      ----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                      OCTOBER 31, 2006                     YEAR ENDED APRIL 30,
                                         (UNAUDITED)      2006         2005       2004(4)       2003       2002(4)
                                      ----------------------------------------------------------------------------
Net asset value, beginning of period        $ 9.23       $ 8.95       $ 8.71      $ 7.96       $ 8.43      $ 9.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            0.08         0.15         0.15        0.16         0.18        0.22
   Net realized and unrealized gain (loss)    0.36         0.44         0.26        0.76        (0.47)      (0.56)
                                            ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS         0.44         0.59         0.41        0.92        (0.29)      (0.34)
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.08)       (0.17)       (0.17)      (0.17)       (0.18)      (0.23)
   Distributions from net realized gains        --        (0.14)          --          --           --          --
                                            ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                     (0.08)       (0.31)       (0.17)      (0.17)       (0.18)      (0.23)
                                            ------       ------       ------      ------       ------      ------
Change in net asset value                     0.36         0.28         0.24        0.75        (0.47)      (0.57)
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $ 9.59       $ 9.23       $ 8.95      $ 8.71       $ 7.96      $ 8.43
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               4.86%(6)     6.58%        4.69%      11.61%       (3.42)%     (3.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $8,696      $10,997      $16,145     $24,228      $34,234     $70,096

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.07%(5)     2.03%        2.03%       2.04%        2.03 %      2.01 %
   Net investment income                      1.74%(5)     1.62%        1.71%       1.82%        2.37 %      2.55 %
Portfolio turnover                              21%(6)       72%          59%         83%          93 %        64 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(4) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B respectively. There was no effect to net investment (loss) per share and net realized and unrealized gain (loss) per share.
(5) Annualized.
(6) Not annualized.


                        See Notes to Financial Statements                     23

Phoenix Income & Growth Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS C
                                      ----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                      OCTOBER 31, 2006                     YEAR ENDED APRIL 30,
                                         (UNAUDITED)      2006         2005       2004(4)       2003       2002(4)
                                      ----------------------------------------------------------------------------
Net asset value, beginning of period        $ 9.31       $ 9.02       $ 8.78      $ 8.02       $ 8.49      $ 9.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            0.08         0.15         0.15        0.15         0.19        0.22
   Net realized and unrealized gain (loss)    0.36         0.45         0.26        0.78        (0.48)      (0.57)
                                            ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS         0.44         0.60         0.41        0.93        (0.29)      (0.35)
                                            ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.08)       (0.17)       (0.17)      (0.17)       (0.18)      (0.23)
   Distributions from net realized gains        --        (0.14)          --          --           --          --
                                            ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                     (0.08)       (0.31)       (0.17)      (0.17)       (0.18)      (0.23)
                                            ------       ------       ------      ------       ------      ------
Change in net asset value                     0.36         0.29         0.24        0.76        (0.47)      (0.58)
                                            ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD              $ 9.67       $ 9.31       $ 9.02      $ 8.78       $ 8.02      $ 8.49
                                            ======       ======       ======      ======       ======      ======
Total return(1)                               4.82%(6)     6.64%        4.65%      11.64%       (3.39)%     (3.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $1,917       $1,888       $1,988      $1,980       $1,374      $1,223

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.08%(5)     2.03%        2.03%       2.04%        2.04 %      2.02 %
   Net investment income                      1.72%(5)     1.63%        1.71%       1.77%        2.35 %      2.50 %
Portfolio turnover                              21%(6)       72%          59%         83%          93 %        64 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(4) As required, effective May 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain
    (loss) per share.
(5) Annualized.
(6) Not annualized.

24                      See Notes to Financial Statements

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

     Phoenix Investment Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     Currently two Funds are offered for sale (each a "Fund"). The Phoenix Global Utilities Fund ("Global Utilities Fund") is diversified and has an investment objective to seek both capital appreciation and current income. The Phoenix Income & Growth Fund ("Income & Growth Fund") is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.

     The Funds offer the following classes of shares for sale:

                             Class A       Class B       Class C
                              ----------  ----------    ----------
Global Utilities Fund.....       X            --            X
Income & Growth Fund......       X             X            X

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)


     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the Funds evaluation of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2006, the Income & Growth Fund had entered into forward currency contracts as follows:

                                                                  Net
                                                               Unrealized
  Contract to      In Exchange     Settlement                 Appreciation
    Receive            For            Date        Value      (Depreciation)
---------------  ---------------  -----------  ----------   ---------------
JPY  45,570,735    USD 401,724      11/9/06      $390,156       $(11,568)
JPY  49,245,600    USD 433,130     11/14/06       421,927        (11,203)
                                                                --------
                                                                $(22,771)
                                                                ========
JPY  Japanese Yen    USD   United States Dollar

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

J. REIT INVESTMENTS:

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                             1st $1        $1-2          Over $2
                             Billion        Billion      Billion
                            --------       --------      --------
Global Utilities Fund(1) ..  0.65%          0.60%         0.55%
Income & Growth Fund ......  0.70%          0.65%         0.60%

(1) Prior to August 30, 2006, Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of PNX, served as the Adviser to the Global Utilities Fund. The advisory fees were the same.

     The Adviser has contractually agreed to limit the Global Utilities Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through August 31, 2007, so that such expenses do not exceed 1.15% for Class A Shares and 1.90% for Class C Shares.

     The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

     Duff & Phelps Investment Management Co. ("Duff & Phelps"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Global Utilities Fund. For its services Duff & Phelps is paid a fee by the Adviser equal to 0.325% of the average daily net assets of the Fund up to $1 billion, 0.30% of such values between $1 billion and $2 billion, 0.275% of such values in excess of $2 billion. Duff & Phelps is an affiliate of PNX.

     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended October 31, 2006, as follows:

                            Class A         Class B          Class C
                          Net Selling       Deferred        Deferred
                          Commissions     Sales Charges   Sales Charges
                         -------------    --------------  -------------
Global Utilities Fund ...   $  630           $    --            $97
Income & Growth Fund.....    3,746             3,950             50

     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

     Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended October 31, 2006, the Trust incurred administration and/or financial agent fees totaling $133,985.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended October 31, 2006, transfer agent fees were $300,875 as reported in the Statements of Operations, of which PEPCO retained the following:

                                      Transfer Agent
                                         Retained
                                      ----------------
Global Utilities Fund..............       $    41
Income & Growth Fund ..............        99,946

     At October 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:
                                                     Aggregate
                                                     Net Asset
                                       Shares          Value
                                      --------      -------------
Global Utilities Fund
  Class A .........................  1,710,866       $20,154,001
  Class C .........................     10,509           123,376
Income & Growth Fund
  Class C .........................     10,909           105,490

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended October 31, 2006, were as follows:

                                   Purchases          Sales
                                 --------------   ------------
Global Utilities Fund .........   $ 7,204,464      $   558,578
Income & Growth Fund ..........    45,905,824       68,770,156

     Purchases and sales of long-term U.S. Government and agency securities during the period ended October 31, 2006, were as follows:

                                   Purchases          Sales
                                 --------------   ------------
Income & Growth Fund ..........   $19,901,982     $23,682,922

5. 10% SHAREHOLDERS

     As of October 31, 2006, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are affiliated with PNX.

                                    % Shares        Number of
                                    Outstanding      Accounts
                                   -------------  ------------
Global Utilities Fund .........        69.3%            2

6. CREDIT RISK AND ASSET CONCENTRATION

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

7. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                   Expiration Year
                               -----------------------
                                   2014       Total
                               -----------------------
Global Utilities Fund .......    $33,295     $33,295

     The Fund may not realize the benefit of its losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. SUBSEQUENT EVENT

     Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Daniel T. Geraci, who had recently resigned from these positions.

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                   RESULTS OF COMPLEX-WIDE SHAREHOLDER MEETING
                                OCTOBER 31, 2006
                                  (UNAUDITED)


     At a special meeting of shareholders of Phoenix Investment Series Fund (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

     1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
        1).

     2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal
        7).

NUMBER OF ELIGIBLE UNITS VOTED:
                                                    FOR             AGAINST
                                                -----------       -----------
1. Election of Trustees

   E. Virgil Conway......................       231,413,453        6,039,206
   Harry Dalzell-Payne...................       230,057,616        7,395,043
   Daniel T. Geraci......................       231,572,357        5,880,303
   Francis E. Jeffries...................       231,279,608        6,173,051
   Leroy Keith, Jr.......................       231,385,382        6,067,278
   Marilyn E. LaMarche...................       230,193,464        7,259,196
   Philip R. McLoughlin..................       231,481,088        5,971,572
   Geraldine M. McNamara.................       231,527,788        5,924,871
   James M. Oates........................       231,592,273        5,860,386
   Richard E. Segerson...................       231,507,980        5,944,680
   Ferdinand L.J. Verdonck...............       231,380,776        6,071,884

                                                    FOR             AGAINST         ABSTAIN
                                                -----------       -----------      ---------
2. To ratify the appointment of
   PricewaterhouseCoopers LLP as the
   independentregistered public
   accounting firm ......................       229,723,385        3,178,807       4,550,467


PHOENIX INVESTMENT SERIES FUND

101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance
  Officer
W. Patrick Bradley, Chief Financial Officer and
  Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
  Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
  IMPORTANT NOTICE TO SHAREHOLDERS
  The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                               ------------------
                                                   PRESORTED
                                                   STANDARD
                                                 U.S. POSTAGE
                                                     PAID
                                                Louisville, KY
                                                Permit No. 1051
                                               ------------------

[GRAPHIC OMITTED]
PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


          For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP661                                                                    12-06
BPD24793




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         January 5, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.